Intangible assets, net (Details) - Intangible assets - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Intangible assets, net
Subtotal	$ 1,016,769	$ 1,119,635
Less: accumulated amortization	(1,004,856)	(1,051,208)
Intangible assets, net	11,913	68,427
Amortization expense	54,359	111,096	$ 102,840
Software
Intangible assets, net
Subtotal	14,409	15,867
Purchased patents
Intangible assets, net
Subtotal	$ 1,002,360	$ 1,103,768